Advance to Suppliers (Tables)	6 Months Ended
Jun. 30, 2026
Advance to Suppliers [Abstract]
Schedule of Advance to Suppliers

Advance to suppliers consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Advance to suppliers	20,677	51,994	7,663
Less: Allowance for expected credit losses	(9,343)	(9,490)	(1,399)
	11,334	42,504	6,264

Schedule of Expected Credit Losses	An analysis of the expected credit losses was as follows:
	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Balance at beginning of the period	(8,323)	(9,343)	(1,377)
Additional allowance for expected credit losses	(1,020)	(147)	(22)
Balance at the end of the period	(9,343)	(9,490)	(1,399)